Due to Trust Account, Short-term Borrowings and Long-term Debt [Text Block] (Tables)	12 Months Ended
Mar. 31, 2021
Debt Disclosure [Abstract]
Summary of Due to Trust Account Transactions [Table Text Block]

	2020	2021
	(in millions, except percentages)
Amount outstanding at end of fiscal year	¥3,377,747	¥3,891,831
Weighted average interest rate on outstanding balance at end of fiscal year	0.00%	0.00%

Components of Other Short-term Borrowings [Table Text Block]

	2020	2021
	(in millions, except percentages)
Domestic offices:
Commercial paper	¥1,160,758	¥1,207,610
Borrowings from the Bank of Japan	9,800,800	9,238,209
Borrowings from other financial institutions	191,453	141,060
Other	170,044	126,060

Total domestic offices	11,323,055	10,712,939

Foreign offices:
Commercial paper	3,836,459	3,281,866
Borrowings from other financial institutions	631,502	113,874
Short-term debentures	24,009	7,775
Other	241,168	71,306

Total foreign offices	4,733,138	3,474,821

Total	16,056,193	14,187,760
Less unamortized discount	711	37

Other short-term borrowings—net	¥16,055,482	¥14,187,723

Weighted average interest rate on outstanding balance at end of fiscal year	0.67%	0.06%

Components of Long-term Debt [Table Text Block]

	2020	2021
	(in millions)
MUFG:
Obligations under finance leases	¥6,552	¥4,989
Unsubordinated debt (1) :
Fixed rate bonds, payable in US dollars, due 2021-2039, principally 0.85%-4.29%	3,864,822	4,224,401
Fixed rate bonds, payable in Euro, due 2023-2033, principally 0.34%-1.75%	408,825	482,856
Fixed rate bonds, payable in other currencies, due 2024-2029, principally 2.08%-4.05% (2)	28,382	34,262
Floating rate bonds, payable in US dollars, due 2021-2023, principally 0.87%-1.24%	734,254	669,464
Floating rate bonds, payable in Euro, due 2023, principally 0.01%	41,843	45,430
Floating rate bonds, payable in other currencies, due 2024, principally 1.26% (2)	26,436	33,744

Total	5,104,562	5,490,157

Subordinated debt (1) :
Fixed rate bonds, payable in Japanese yen, due 2024-2031, principally 0.37%-1.39%	685,663	776,886
Adjustable rate bonds, payable in Japanese yen, due 2026-2031, principally 0.29%-0.58%	1,043,336	1,072,209
Adjustable rate bonds, payable in Japanese yen, no stated maturity, principally 0.82%-2.50%	1,756,087	1,704,816
Adjustable rate borrowings, payable in Japanese yen, due 2028-2029, principally 0.30%-0.46%	47,500	31,500
Adjustable rate borrowings, payable in Japanese yen, no stated maturity, principally 0.85%-1.17%	66,649	87,085
Floating rate bonds, payable in Japanese yen, no stated maturity, principally 3.02%	3,500	—
Floating rate borrowings, payable in Japanese yen, due 2025-2028, principally 0.57%-0.79%	86,000	86,000

Total	3,688,735	3,758,496

Total	8,799,849	9,253,642

MUFG Bank:
Obligations under finance leases	¥5,636	¥4,628
Unsubordinated debt (1) :
Fixed rate bonds, payable in Japanese yen, due 2021-2027, principally 0.36%-2.34%	141,700	123,300
Fixed rate bonds, payable in US dollars, due 2021-2050, principally 0.00%-4.70%	1,104,504	1,041,115
Fixed rate bonds, payable in Euro, due 2022-2033, principally 0.88%-1.81%	108,252	109,619
Fixed rate bonds, payable in other currencies, due 2047, principally 0.00% (2)	17,620	3,100
Fixed rate borrowings, payable in Japanese yen, due 2021-2028, principally 0.00%-0.25%	10,440,217	18,689,074
Fixed rate borrowings, payable in US dollars, due 2030, principally 2.93%	8,367	7,833
Floating rate borrowings, payable in US dollars, due 2021-2031, principally 0.20%-4.11%	897,170	721,941
Floating rate borrowings, payable in Euro, due 2021-2036, principally 0.00%-0.40%	102,123	111,611

Total	12,819,953	20,807,593

Subordinated debt (1) :
Fixed rate bonds, payable in Japanese yen, due 2021-2031, principally 1.39%-2.91%	490,590	350,900
Fixed rate borrowings, payable in Japanese yen, due 2022-2035, principally 0.31%-2.24%	73,400	73,400
Adjustable rate borrowings, payable in Japanese yen, due 2028, principally 0.98%	12,000	10,000
Adjustable rate borrowings, payable in Japanese yen, no stated maturity, principally 2.67%-3.52%	13,500	—
Floating rate borrowings, payable in Japanese yen, due 2027, principally 0.12%	15,000	15,000

Total	604,490	449,300

Obligations under loan securitization transaction accounted for as secured borrowings due 2021-2080, principally 0.11%-8.00%	791,139	618,072

Total	14,221,218	21,879,593

	2020	2021
	(in millions)
Other subsidiaries:
Obligations under finance leases	¥12,998	¥10,520
Unsubordinated debt (1) :
Fixed rate borrowings, bonds and notes, payable in Japanese yen, due 2021-2051, principally 0.00%-56.00%	940,691	878,276
Fixed rate borrowings, bonds and notes, payable in US dollars, due 2021-2036, principally 0.00%-57.00%	1,106,465	885,950
Fixed rate borrowings, bonds and notes, payable in Euro, due 2021-2030, principally 0.00%-0.26%	2,965	2,719
Fixed rate borrowings, bonds and notes, payable in Thai baht, due 2021-2027, principally 0.00%-7.15%	387,799	349,666
Fixed rate borrowings, bonds and notes, payable in other currencies, due 2021-2037, principally 0.00%-10.25% (2)	360,558	320,663
Floating/Adjustable rate borrowings, bonds and notes, payable in Japanese yen, due 2021-2051, principally 0.00%-65.00%	1,259,427	1,007,882
Floating rate borrowings, bonds and notes, payable in US dollars, due 2021-2030, principally 0.00%-60.00%	378,217	174,997
Floating rate borrowings, bonds and notes, payable in Euro, due 2021-2023, principally 0.00%-4.00%	835	1,092
Floating/Adjustable rate borrowings, bonds and notes, payable in other currencies, due 2020-2024, principally 0.00%-7.30% (2)	6,804	—

Total	4,443,761	3,621,245

Subordinated debt (1) :
Fixed rate borrowings, bonds and notes, payable in Japanese yen, due 2021-2030, principally 1.36%-2.61%	223,095	184,894
Fixed rate borrowings, bonds and notes, payable in US dollars, due 2022-2030, principally 7.50%-9.90%	737	1,212
Fixed rate borrowings, bonds and notes, payable in Thai baht, due 2027-2029, principally 3.40%-3.90%	220,756	209,189
Fixed rate borrowings, bonds and notes, payable in other currencies, due 2021, principally 0.00% (2)	7,179	6,915
Floating rate borrowings, bonds and notes, payable in Japanese yen, due 2021, principally 0.73%	2,000	—
Floating rate borrowings, bonds and notes, payable in US dollars, due 2036, principally 1.95%	4,575	3,820

Total	458,342	406,030

Obligations under loan securitization transaction accounted for as secured borrowings due 2021-2022, principally 1.84%-2.25%	6,453	11

Total	4,921,554	4,037,806

Total	27,942,621	35,171,041

Debt issuance cost	¥(15,858)	¥(13,390)

Total	¥27,926,763	¥35,157,651

Notes:
(1)	Adjustable rate debts are debts where interest rates are reset in accordance with the terms of the debt agreements, and floating rate debts are debts where interest rates are repriced in accordance with movements of markets indices.
(2)	Minor currencies, such as Australian dollar, British pound, Indonesian rupiah, Brazilian real, Russian ruble etc., excluding Japanese yen, US dollars, Euro and Thai baht have been summarized into the “Other currencies” classification.

Summary of Subsequent Maturities of Long-term Debt [Table Text Block]
The following is a summary of maturities of long-term debt subsequent to March 31, 2021:

	MUFG	BK	Other subsidiaries	Total
	(in millions)
Fiscal year ending March 31:
2022	¥792,201	¥2,014,430	¥1,065,677	¥3,872,308
2023	896,760	644,383	1,025,627	2,566,770
2024	752,246	1,073,761	558,907	2,384,914
2025	979,603	16,530,494	272,391	17,782,488
2026	513,597	181,556	195,186	890,339
2027 and thereafter	5,319,235	1,434,969	920,018	7,674,222

Total	¥9,253,642	¥21,879,593	¥4,037,806	¥35,171,041